Intangible assets excluding goodwill - Intangible assets excluding goodwill (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	€ 3,190,000,000	€ 3,526,000,000
Additions	361,000,000	317,000,000
Assets available for use		0
Acquisitions	0	40,000,000
Amortization	(506,000,000)	(556,000,000)
Impairments	(188,000,000)	(16,000,000)
Transfers to assets classified as held for sale		(32,000,000)
Translation differences and other	134,000,000	(87,000,000)
Total change	(208,000,000)	(335,000,000)
Intangible assets other than goodwill at end of period	2,982,000,000	3,190,000,000
Brand names
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	118,000,000	140,000,000
Amortization	(19,000,000)	(20,000,000)
Impairments	(7,000,000)
Transfers to assets classified as held for sale		(1,000,000)
Translation differences and other	6,000,000	(1,000,000)
Total change	(20,000,000)	(22,000,000)
Intangible assets other than goodwill at end of period	98,000,000	118,000,000
Customer relationships
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	875,000,000	1,070,000,000
Additions	0
Amortization	(92,000,000)	(137,000,000)
Impairments	0	0
Transfers to assets classified as held for sale	(11,000,000)	(20,000,000)
Translation differences and other	51,000,000	(37,000,000)
Total change	(52,000,000)	(195,000,000)
Intangible assets other than goodwill at end of period	823,000,000	875,000,000
Technology
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	1,013,000,000	1,102,000,000
Additions	36,000,000	33,000,000
Acquisitions		40,000,000
Amortization	(138,000,000)	(131,000,000)
Impairments	(135,000,000)	0
Translation differences and other	79,000,000	(30,000,000)
Total change	(158,000,000)	(89,000,000)
Intangible assets other than goodwill at end of period	855,000,000	1,013,000,000
Product development
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	336,000,000	393,000,000
Additions	0	0
Assets available for use	266,000,000	157,000,000
Acquisitions		0
Amortization	(162,000,000)	(169,000,000)
Impairments	(13,000,000)	(7,000,000)
Translation differences and other	(9,000,000)	(38,000,000)
Total change	82,000,000	(57,000,000)
Intangible assets other than goodwill at end of period	418,000,000	336,000,000
Product development in progress
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	544,000,000	502,000,000
Additions	240,000,000	214,000,000
Assets available for use	(266,000,000)	(157,000,000)
Impairments	(24,000,000)	(7,000,000)
Transfers to assets classified as held for sale		(8,000,000)
Translation differences and other	29,000,000	1,000,000
Total change	(21,000,000)	42,000,000
Intangible assets other than goodwill at end of period	523,000,000	544,000,000
Software
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	267,000,000	280,000,000
Additions	85,000,000	70,000,000
Acquisitions		0
Amortization	(95,000,000)	(97,000,000)
Impairments	(7,000,000)	(1,000,000)
Transfers to assets classified as held for sale		(2,000,000)
Translation differences and other	15,000,000	18,000,000
Total change	(3,000,000)	(13,000,000)
Intangible assets other than goodwill at end of period	265,000,000	267,000,000
Other
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	38,000,000	39,000,000
Additions	0	0
Assets available for use		0
Amortization	(1,000,000)	(1,000,000)
Impairments	(1,000,000)	0
Transfers to assets classified as held for sale		0
Translation differences and other	(37,000,000)	0
Total change	(38,000,000)	(1,000,000)
Intangible assets other than goodwill at end of period	0	38,000,000
Other
Intangible assets excluding goodwill [Line Items]
Transfers to assets classified as held for sale	1,000,000
Total
Intangible assets excluding goodwill [Line Items]
Transfers to assets classified as held for sale	(10,000,000)
Cost
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	10,265,000,000	10,602,000,000
Intangible assets other than goodwill at end of period	10,559,000,000	10,265,000,000
Cost | Brand names
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	629,000,000	647,000,000
Intangible assets other than goodwill at end of period	671,000,000	629,000,000
Cost | Customer relationships
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	2,593,000,000	2,735,000,000
Intangible assets other than goodwill at end of period	2,722,000,000	2,593,000,000
Cost | Technology
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	2,908,000,000	2,947,000,000
Intangible assets other than goodwill at end of period	2,900,000,000	2,908,000,000
Cost | Product development
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	2,432,000,000	2,605,000,000
Intangible assets other than goodwill at end of period	2,659,000,000	2,432,000,000
Cost | Product development in progress
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	635,000,000	648,000,000
Intangible assets other than goodwill at end of period	624,000,000	635,000,000
Cost | Software
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	929,000,000	869,000,000
Intangible assets other than goodwill at end of period	984,000,000	929,000,000
Cost | Other
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	139,000,000	152,000,000
Intangible assets other than goodwill at end of period	0	139,000,000
Amortization / impairments
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(7,075,000,000)	(7,077,000,000)
Intangible assets other than goodwill at end of period	(7,578,000,000)	(7,075,000,000)
Amortization / impairments | Brand names
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(511,000,000)	(507,000,000)
Intangible assets other than goodwill at end of period	(573,000,000)	(511,000,000)
Amortization / impairments | Customer relationships
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(1,718,000,000)	(1,665,000,000)
Intangible assets other than goodwill at end of period	(1,899,000,000)	(1,718,000,000)
Amortization / impairments | Technology
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(1,895,000,000)	(1,845,000,000)
Intangible assets other than goodwill at end of period	(2,044,000,000)	(1,895,000,000)
Amortization / impairments | Product development
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(2,096,000,000)	(2,212,000,000)
Intangible assets other than goodwill at end of period	(2,241,000,000)	(2,096,000,000)
Amortization / impairments | Product development in progress
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(91,000,000)	(146,000,000)
Intangible assets other than goodwill at end of period	(101,000,000)	(91,000,000)
Amortization / impairments | Software
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(662,000,000)	(589,000,000)
Intangible assets other than goodwill at end of period	(719,000,000)	(662,000,000)
Amortization / impairments | Other
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(101,000,000)	(113,000,000)
Intangible assets other than goodwill at end of period	€ 0	€ (101,000,000)